Taxes on income - Schedule of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before income taxes expense, as reported in the consolidated statements of operations	$ 82,305	$ 11,397	$ 1,415
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 18,930	$ 2,621	$ 325
Foreign subsidiaries taxed at different tax rates	167	81	76
Preferred tax rates in Israel	(7,598)	(72)	937
Revaluation of liability instruments	(8,145)	0	0
Non-deductible expense	1,363	1,501	2,293
Taxes in respect of prior years	(125)	78	(283)
Intercompany transfer of intangible assets	0	1,324	0
Tax on dividend distributed from trapped earnings	7,068	0	0
Other	(751)	83	(57)
Income tax expense	$ 10,909	$ 5,616	$ 3,291